Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Other Accrued Items (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Accrued Items [Line Items]
Total	€ 933	€ 13,447
Day One Loss [Member]
Schedule of Other Accrued Items [Line Items]
Total	12,392	12,392
Other accrued items related to lender warrants [Member]
Schedule of Other Accrued Items [Line Items]
Total	€ 933	€ 1,055